Nature of Operations and Going Concern (Details Narrative)	12 Months Ended
Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Cash	$ 3,308,469
IKE Option Agreement [Member]
Statement Line Items [Line Items]
Proceeds received from mineral properties	3,500,000
JOY Option Agreement [Member]
Statement Line Items [Line Items]
Proceeds received from mineral properties	$ 2,900,000